Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Multiple Voting Shares	Series C Preferred Shares and Warrants	Series C Preferred Shares to Redemption	Series D Preferred Shares and Warrants	Series D Preferred Shares to Redemption	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Series C Preferred Shares and Warrants	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Series D Preferred Shares and Warrants	Common Stock Multiple Voting Shares	Common Stock Subordinate Equity Shares	Common Stock Exchangeable Voting Shares	Additional Paid- In Capital	Additional Paid- In Capital Series C Preferred Shares and Warrants	Additional Paid- In Capital Series D Preferred Shares and Warrants	Accumulated Deficit	Mezzanine Non-Controlling Equity Preferred Series B	Mezzanine Non-Controlling Equity Preferred Series C	Mezzanine Non-Controlling Equity Preferred Series C Series C Preferred Shares and Warrants	Mezzanine Non-Controlling Equity Preferred Series C Series C Preferred Shares to Redemption	Mezzanine Non-Controlling Equity Preferred Series D	Mezzanine Non-Controlling Equity Preferred Series D Series D Preferred Shares and Warrants	Mezzanine Non-Controlling Equity Preferred Series D Series D Preferred Shares to Redemption	Non- Controlling Interest	Non- Controlling Interest Series C Preferred Shares to Redemption	Non- Controlling Interest Series D Preferred Shares to Redemption
Beginning balance (in shares) at Dec. 31, 2022										4,754,979	55,653,855	12,566,550
Beginning balance at Dec. 31, 2022							$ 168,862						$ 261,527			$ (92,665)
Beginning balance at Dec. 31, 2022																	$ 51,774	$ 4,760			$ 0
Beginning balance at Dec. 31, 2022																								$ 4,262
Beginning balance at Dec. 31, 2022	$ 221,134
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)	(98,270)						(98,270)									(98,270)
Net Income Attributable to Non-Controlling Interest	209																							209
Net Income (Loss)	(98,061)
Share-Based Compensation from Options and Restricted Stock Units	7,637						7,637						7,637
Shares Issued for Shares Payable - Business Acquisition (in shares)											1,300,006
Shares Issued for Shares Payable - Business Acquisitions	4,446						4,446						4,446
Issuance of Preferred Shares and Warrants			$ 300	$ 0	$ 15,000	$ 0		$ 84	$ 5,709					$ 84	$ 5,709				$ 216	$ 84		$ 9,291	$ 5,709		$ (84)	$ (5,709)
Shares Issued for Conversion of Exchangeable Shares (in shares )											3,612,599	(3,612,599)
Shares Issued for Vesting of Restricted Stock Units (in shares)											1,149,163
Shares Issued for Payment of Interest on Convertible Debentures (in shares)											271,063
Shares Issued for Payment of Interest on Convertible Debentures	1,293						1,293						1,293
Shares Issued for 2023 Bonus	0
Shares Issued for Vested GH Group Non-Qualified Options	0
Issuance of At-the-Money shares	0
Distributions to Non-Controlling Interest Holders	(182)																							(182)
Dividends - Preferred Shareholders	(6,331)																5,771	548						(12,650)
Ending balance (in shares) at Dec. 31, 2023		4,754,979								4,754,979	61,986,686	8,953,951
Ending balance at Dec. 31, 2023	89,761						89,761						280,696			(190,935)
Ending balance at Dec. 31, 2023																	57,545	5,608			15,000
Ending balance at Dec. 31, 2023	(22,678)																							22,678
Ending balance at Dec. 31, 2023	145,236
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)	519						519									519
Net Income Attributable to Non-Controlling Interest	202																							202
Net Income (Loss)	721
Share-Based Compensation from Options and Restricted Stock Units	13,098						13,098						13,098
Shares Issued for Shares Payable - Business Acquisition (in shares)											465,797
Shares Issued for Shares Payable - Business Acquisitions	3,834						3,834						3,834
Shares Issued for Conversion of Exchangeable Shares (in shares )											1,937,049	(1,936,085)
Shares Issued for Vesting of Restricted Stock Units (in shares)											2,603,040
Shares Issued for Payment of Interest on Convertible Debentures (in shares)											191,411
Shares Issued for Payment of Interest on Convertible Debentures	$ 1,292						1,292						1,292
Shares Issued for At-the-Market Program (in shares)											10,000
Shares Issued for Exercise of Warrants (in shares)	135,489										135,489
Shares Issued for Exercise of Warrants	$ 252						252						252
Options exercised (in shares)	892,095										838,398
Shares Issued for Exercise of Options	$ 1,942						1,942						1,942
Shares Issued for 2023 Bonus (in shares)											286,406
Shares Issued for 2023 Bonus	2,715						2,715						2,715
Shares Issued for Vested GH Group Non-Qualified Options (in shares)											1,433,810
Shares Issued for Vested GH Group Non-Qualified Options	2,757						2,757						2,757
Issuance of At-the-Money shares	66						66						66
Distributions to Non-Controlling Interest Holders	(109)																							(109)
Dividends - Preferred Shareholders	(7,749)																7,539	671						(15,959)
Ending balance (in shares) at Dec. 31, 2024		4,754,979								4,754,979	69,888,086	7,017,866
Ending balance at Dec. 31, 2024	116,236						$ 116,236						$ 306,652			$ (190,416)
Ending balance at Dec. 31, 2024																	$ 65,084	$ 6,279			$ 15,000
Ending balance at Dec. 31, 2024	(38,544)																							$ 38,544
Ending balance at Dec. 31, 2024	$ 164,055